December 14, 2017

Via EDGAR

United States Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549-0306

Re:	Financial Investors Trust (File No. 811-8194)
Preliminary	Proxy Statement on Schedule 14A, filed December 13, 2017

To Whom It May Concern:

On behalf of Financial Investors Trust (the “Trust”), filed herewith are preliminary proxy materials relating to the Trust’s proposed special meeting of shareholders of The Disciplined Growth Investors Fund, a series of the Trust (the “Fund”), to be held on February 12, 2018.

At the special meeting, the shareholders will be asked to approve a new investment advisory agreement among the Trust, on behalf of the Fund, and Disciplined Growth Investors, Inc.

The Trust intends to release definitive copies of this preliminary proxy statement to shareholders on or about January 2, 2018.

Please direct any questions or comments regarding the foregoing to Peter H. Schwartz, counsel to the Trust, at (303) 892-7381.

Sincerely,

/s/ Karen S. Gilomen
Karen S. Gilomen
Secretary of Financial Investors Trust

Enclosures

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP